Exhibit 99.1

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

Collection Period Start	1-Nov-22	Distribution Date	15-Dec-22
Collection Period End	30-Nov-22	30/360 Days	30
Beg. of Interest Period	15-Nov-22	Actual/360 Days	30
End of Interest Period	15-Dec-22

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,526,947,713.40	391,267,184.87	351,624,009.36	0.2302790
Total Securities		1,526,947,713.40	391,267,184.87	351,624,009.36	0.2302790
Class A-1 Notes	0.182500%	162,400,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.340000%	537,600,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	0.430000%	479,400,000.00	43,719,471.47	4,076,295.96	0.0085029
Class A-4 Notes	0.490000%	95,600,000.00	95,600,000.00	95,600,000.00	1.0000000
Certificates	0.000000%	251,947,713.40	251,947,713.40	251,947,713.40	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	39,643,175.51	15,666.14	82.6933156	0.0326786
Class A-4 Notes	0.00	39,036.67	0.0000000	0.4083334
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	39,643,175.51	54,702.81

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					5,553,151.50
Monthly Interest					2,538,181.41

Total Monthly Payments					8,091,332.91
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					347,896.91
Aggregate Sales Proceeds Advance					1,781,033.04

Total Advances					2,128,929.95
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					39,978,893.78
Excess Wear and Tear and Excess Mileage					17,914.98
Remaining Payoffs					0.00
Net Insurance Proceeds					815,173.74
Residual Value Surplus					430,654.49

Total Collections					51,462,899.85

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		478,008.00			20
Involuntary Repossession		145,070.00			9
Voluntary Repossession		8,947.00			1
Full Termination		1,938,264.00			79
Bankruptcty		—			—
Insurance Payoff			815,173.74		33
Customer Payoff				4,630,443.01	274
Grounding Dealer Payoff				33,122,198.86	1,897
Dealer Purchase				—	—

Total		2,570,289.00	815,173.74	37,752,641.87	2,313

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	25,142	461,920,393.69	7.00000%	391,267,184.87
Total Depreciation Received		(7,291,064.73)		(5,789,424.22)
Principal Amount of Gross Losses	(45)	(821,274.99)		(706,671.04)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(2)	(27,375.19)		(25,145.30)
Scheduled Terminations	(2,299)	(40,304,008.94)		(33,121,934.95)

Pool Balance - End of Period	22,796	413,476,669.84		351,624,009.36
Remaining Pool Balance
Lease Payment				40,374,943.45
Residual Value				311,249,065.91

Total				351,624,009.36

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	51,462,899.85
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	51,462,899.85
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	374,639.47
3. Reimbursement of Sales Proceeds Advance	1,263,068.82
4. Servicing Fee:
Servicing Fee Due	326,055.99
Servicing Fee Paid	326,055.99
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	1,963,764.28
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	15,666.14
Class A-3 Notes Monthly Interest Paid	15,666.14
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	39,036.67
Class A-4 Notes Monthly Interest Paid	39,036.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	54,702.81
Total Note and Certificate Monthly Interest Paid	54,702.81
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	49,444,432.76
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	39,643,175.51
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	39,643,175.51
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	9,801,257.25

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,634,738.57
Required Reserve Account Amount			7,634,738.57
Beginning Reserve Account Balance			7,634,738.57
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,634,738.57
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			9,801,257.25
Gross Reserve Account Balance			17,435,995.82
Remaining Available Collections Released to Seller			9,801,257.25
Total Ending Reserve Account Balance			7,634,738.57

V. POOL STATISTICS

Weighted Average Remaining Maturity			5.13
Monthly Prepayment Speed			122%
Lifetime Prepayment Speed			60%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,052,570.27
Securitization Value of Defaulted Receivables and Casualty Receivables		706,671.04	45
Aggregate Defaulted and Casualty Gain (Loss)		345,899.23
Pool Balance at Beginning of Collection Period		391,267,184.87
Net Loss Ratio
Current Collection Period		0.0884%
Preceding Collection Period		0.0567%
Second Preceding Collection Period		0.0612%
Third Preceding Collection Period		0.1011%
Cumulative Net Losses for all Periods		-0.7319%	(11,175,760.04)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.71%	2,786,196.90	184
61-90 Days Delinquent	0.23%	910,057.75	57
91-120 Days Delinquent	0.07%	279,304.35	20
More than 120 Days	0.01%	23,655.00	1

Total Delinquent Receivables:	1.02%	3,999,214.00	262

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.31%	0.31%
Preceding Collection Period		0.27%	0.26%
Second Preceding Collection Period		0.20%	0.20%
Third Preceding Collection Period		0.25%	0.26%
60 Day Delinquent Receivables		1,406,289.07
Delinquency Percentage		0.36%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		2,416,272.00	99
Securitization Value		2,021,995.61	99

Aggregate Residual Value Surplus (Loss)		394,276.39

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		44,017,086.06	1,868
Cumulative Securitization Value		34,740,380.01	1,868

Cumulative Residual Value Surplus (Loss)		9,276,706.05

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			1,605,853.17
Reimbursement of Outstanding Advance			1,263,068.82
Additional Advances for current period			1,781,033.04

Ending Balance of Residual Advance			2,123,817.39

Beginning Balance of Payment Advance			874,519.47
Reimbursement of Outstanding Payment Advance			374,639.47
Additional Payment Advances for current period			347,896.91

Ending Balance of Payment Advance			847,776.91

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets, or repurchases of Series Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO